Premises, Equipment And Leases (Summary of Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Land	$ 63,463	$ 67,442
Buildings	342,027	343,797
Leasehold Improvements	26,956	31,270
Furniture, fixtures, and equipment	180,435	194,072
Premises and equipment, at cost	612,881	636,581
Less accumulated depreciation and amortization	323,496	360,962
Premises and equipment, net	$ 289,385	$ 275,619